Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements

NOTE 3 - Recent Accounting Pronouncements

Financial Instruments

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which modifies the measurement of expected credit losses of certain financial instruments. ASU 2016-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting ASU 2016-13 on its consolidated financial statements.

Intangibles

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other” (Topic 350): Simplifying the Test for Goodwill Impairment, which goodwill shall be tested at least annually for impairment at a level of reporting referred to as a reporting unit. ASU 2017-04 will be effective for annual periods beginning after December 15, 2019. The Company is currently evaluating the impact of adopting ASU 2017-04 on its consolidated financial statements.